INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Financial Information of Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments accounted for using equity method [line items]
Assets	R$ 139,865,382	R$ 134,484,992
Liabilities	(88,884,202)	(86,315,593)
Shareholders' equity and unsecured liabilities	50,981,180	48,169,399		R$ 28,870,022	R$ 20,818,867
Profit (loss) for the year	4,884,744	2,820,875	[1]	R$ 6,696,460
Rhall Terminais Ltda. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	33,060	33,382
Liabilities	(12,491)	(14,534)
Shareholders' equity and unsecured liabilities	20,569	18,848
Profit (loss) for the year	5,983	5,811
Elevacoes Portuarias S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	1,251,643	950,538
Liabilities	(444,748)	(243,797)
Shareholders' equity and unsecured liabilities	806,895	706,741
Profit (loss) for the year	194,954	127,554
Termag - Marítimo Terminal de Guarujá S.A.
Disclosure of investments accounted for using equity method [line items]
Assets	298,815	273,760
Liabilities	(268,730)	(231,119)
Shareholders' equity and unsecured liabilities	30,085	42,641
Profit (loss) for the year	4,721	19,881
TGG - Terminal de Granéis do Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	242,779	254,748
Liabilities	(73,216)	(78,657)
Shareholders' equity and unsecured liabilities	169,563	176,091
Profit (loss) for the year	88,867	58,139
Terminal XXXIX S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	481,569	433,412
Liabilities	(326,731)	(388,882)
Shareholders' equity and unsecured liabilities	154,838	44,530
Profit (loss) for the year	53,986	44,530
Companhia Paranaense de Gás - Compagás [member]
Disclosure of investments accounted for using equity method [line items]
Assets	1,208,959	1,115,974
Liabilities	(685,288)	(458,322)
Shareholders' equity and unsecured liabilities	523,671	657,652
Profit (loss) for the year	96,866	161,467
Companhia de Gás de Santa Catarina - Scgás [member]
Disclosure of investments accounted for using equity method [line items]
Assets	1,118,237	1,093,210
Liabilities	(399,252)	(453,632)
Shareholders' equity and unsecured liabilities	718,985	639,578
Profit (loss) for the year	153,217	161,504
CEG Rio S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	1,944,385	1,910,875
Liabilities	(1,326,484)	(1,351,937)
Shareholders' equity and unsecured liabilities	617,901	558,938
Profit (loss) for the year	233,099	150,969
Companhia de Gás de Mato Grosso do Sul - Msgás [member]
Disclosure of investments accounted for using equity method [line items]
Assets	390,976	339,695
Liabilities	(193,298)	(164,774)
Shareholders' equity and unsecured liabilities	197,678	174,921
Profit (loss) for the year	56,649	11,448
Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Assets	423,626,000
Liabilities	(232,661,000)
Shareholders' equity and unsecured liabilities	190,965,000
Profit (loss) for the year	R$ 39,940,000

[1]	Amounts after the reclassification of the discontinued operation.